[redacted]onfidential Treatment

P 2/14/02

FORM 13F

UNITED STATES SECURITES AND EXCHANGE COMMISSION

Washington, DC 20549

RECEIVED OFFICE OF THE SECRETARY 2001 FEB 14 PM 2:14

Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: DECEMBER 31, 2000

[redacted]

01074987

RECD S.E.C. FEB 1 4 2001

Check here if Amendment [ ]:

This Amendment (Check only one.):

[ ] is a restatement

[ ] adds new holdings entries.

CONFIDENTIAL TREATMENT EXPIRED

Institutional Investment Manager Filing this Report:

Name: Atlantic Investment Management, Inc.

Address: 750 Lexington Avenue, 16th Floor, New York, NY 10022

Form 13F File Number: ~~28-7850~~ 28-8437

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager: Alexander J. Roepers

PROCESSED MAR 25 2004 THOMSON FINANCIAL

Reporting Manager: Atlantic Investment Management, Inc.

Name: Alexander J. Roepers

Title: President

Phone: 212-688-6644

Signature, Place, and Date of Signing:

/s/ [signature] New York, NY February 13, 2001

Report Type (Check only one):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).

Form 13F Summary Page

Report Summary

Number of Other Included Managers:	0
Form 13F Information Table Entry Total:	12
Form 13F Information Table Value Total:	$124,648 (thousands)
List of Other Included Managers:	None

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report. [If there are no entries in this list, state "NONE" and omit the column headings and list entries.]

FORM 13F INFORMATION TABLE

Name of Issuer	Title of Class	CUSIP		Value (X$1000)	Shares or PRN amt	SH/PRN	Put/Call	Investment Discretion	Other Managers	Voting Authority Sole	Shared	None
KENNAMETAL INC	com	489170100	$	32,996	1,132,900	SH		Sole		1,132,900		
BALL CORP	com	058498106	$	24,036	521,800	SH		Sole		521,800		
HARSCO CORP	com	415864107	$	23,708	960,300	SH		Sole		960,300		
HARMAN INTERNATIONAL INDUSTRIES INC /DE/	com	413086109	$	17,509	479,700	SH		Sole		479,700		
PACTIV CORP	com	695257105	$	3,198	258,400	SH		Sole		258,400		
ALEXANDER & BALDWIN INC	com	014482103	$	10,259	390,800	SH		Sole		390,800		
PARKER HANNIFIN CORP	com	701094104	$	1,721	39,000	SH		Sole		39,000		
FLOWSERVE CORP	com	34354p105	$	5,344	250,000	SH		Sole		250,000		
TENNECO AUTOMOTIVE INC	com	880349105	$	60	20,000	SH		Sole		20,000		
BLACK & DECKER CORP	com	091797100	$	2,748	70,000	SH		Sole		70,000		
TEREX CORP	com	880779103	$	1,182	73,000	SH		Sole		73,000		
UNITED DOMINION INDUSTRIES LIMITED	com	909914103	$	1,889	155,000	SH		Sole		155,000		

⊖ Parker

Warps
Ken.
Ball
Harsco
Harman
Alexander
FlowServe

Pbliely

Hal Bu[illegible]
212-484-5065
4/19/01